Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the net deferred tax asset
The components of the net deferred tax asset, included in other assets, are as follows:

	2012	2011

Deferred tax assets:
Allowance for loan loss	$2,532	$3,068
Previous Years AMT	802	802
Other Real Estate Owned Valuation Reserve	1,119	-
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	4,616	5,679
Other than temporary impairment charge on AFS securities	2,489	2,432
Net unrealized loss on securities available-for-sale	964	1,061
	12,573	13,093

Deferred tax liability:
Depreciation	(275)	(308)
	(275)	(308)
Deferred Tax Asset Valuation Allowance	(4,000)	(4,170)

Net deferred tax assets:	$8,298	$8,615

Components of income tax expense	The components of income tax expense related to continuing operations are as follows:
	2012	2011

Federal:
Current	$114	$(2,150)
Deferred	106	4,512

Total	$220	$2,362

Income tax reconciliation
The Company's income tax expense differs from the expected tax expense at the statutory federal rate of 34% as follows:

	2012	2011

Statutory rate applied to earnings (losses) before income taxes	$763	$(1,413)
Tax exempt interest	(230)	(272)
Deferred Tax Valuation allowance	(170)	4,170
Other, net	(143)	(123)

Total	$220	$2,362